Income taxes - Reconciliation of effective tax rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes:
Loss before income taxes	$ (34,466)	$ (9,084)
Tax using the Company's domestic tax rate	(9,168)	(2,425)
Change in unrecognized deductible temporary differences	8,564	2,111
Difference in tax rate of foreign subsidiary	18
Non-taxable accounting gain on sale of investment in FB Heath and sale of subsidiary		(22)
Effect of change in tax rate	32	26
Non-deductible stock option expense	568	186
Permanent differences and other items	$ (14)	$ 124
Applicable statutory tax rate	26.60%	26.70%
Canadian operations
Income taxes:
Loss before income taxes	$ (34,140)	$ (9,084)
US operations
Income taxes:
Loss before income taxes	$ (326)
Quebec
Income taxes:
Applicable statutory tax rate	11.60%	11.70%